Derivatives and Hedging	12 Months Ended
Oct. 30, 2016
Derivatives and Hedging
Derivatives and Hedging

Note H

Derivatives and Hedging

The Company uses hedging programs to manage price risk associated with commodity purchases. These programs utilize futures contracts, options, and swaps to manage the Company’s exposure to price fluctuations in the commodities markets. The Company has determined its programs which are designated as hedges are highly effective in offsetting the changes in fair value or cash flows generated by the items hedged.

Cash Flow Hedges: The Company utilizes corn futures to offset price fluctuations in the Company’s future direct grain purchases. The financial instruments are designated and accounted for as cash flow hedges, and the Company measures the effectiveness of the hedges at least quarterly. Effective gains or losses related to these cash flow hedges are reported in accumulated other comprehensive loss (AOCL) and reclassified into earnings, through cost of products sold, in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. The Company typically does not hedge its grain exposure beyond the next two upcoming fiscal years. As of October 30, 2016, and October 25, 2015, the Company had the following outstanding commodity futures contracts that were entered into to hedge forecasted purchases:

Volume
Commodity	October 30, 2016	October 25, 2015
Corn	22.4 million bushels	20.1 million bushels

As of October 30, 2016, the Company has included in AOCL hedging gains of $9.2 million (before tax) relating to its positions, compared to gains of $1.0 million (before tax) as of October 25, 2015. The Company expects to recognize the majority of these gains over the next 12 months.

Fair Value Hedges: The Company utilizes futures to minimize the price risk assumed when fixed forward priced contracts are offered to the Company’s commodity suppliers. The intent of the program is to make the forward priced commodities cost nearly the same as cash market purchases at the date of delivery. The futures contracts are designated and accounted for as fair value hedges, and the Company measures the effectiveness of the hedges at least quarterly. Changes in the fair value of the futures contracts, along with the gain or loss on the hedged purchase commitment, are marked-to-market through earnings and are recorded on the Consolidated Statement of Financial Position as a current asset and liability, respectively. Effective gains or losses related to these fair value hedges are recognized through cost of products sold in the period or periods in which the hedged transactions affect earnings. Any gains or losses related to hedge ineffectiveness are recognized in the current period cost of products sold. As of October 30, 2016, and October 25, 2015, the Company had the following outstanding commodity futures contracts designated as fair value hedges:

Volume
Commodity	October 30, 2016	October 25, 2015
Corn	3.6 million bushels	5.3 million bushels
Lean hogs	0.2 million cwt	0.4 million cwt

Other Derivatives: The Company holds certain futures and options contract positions as part of a merchandising program and to manage the Company’s exposure to fluctuations in commodity markets. The Company has not applied hedge accounting to these positions.

As of October 30, 2016, and October 25, 2015, the Company had the following outstanding futures and options contracts related to these programs:

Volume
Commodity	October 30, 2016	October 25, 2015
Corn	4.0 million bushels	2.6 million bushels
Soybean meal	11,000 tons	11,500 tons

Fair Values: The fair values of the Company’s derivative instruments as of October 30, 2016, and October 25, 2015, were as follows:

		Fair Value(1)
	Location on Consolidated	October 30,	October 25,
(in thousands)	Statements of Financial Position	2016	2015
Asset Derivatives:
Derivatives Designated as Hedges:
Commodity contracts	Other current assets	$ (194)	$ 305
Derivatives Not Designated as Hedges:
Commodity contracts	Other current assets	144	248
Total Asset Derivatives		$ (50)	$ 553

(1)

Amounts represent the gross fair value of derivative assets and liabilities. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The amount or timing of cash collateral balances may impact the classification of the derivative in the Consolidated Statement of Financial Position. See Note M for a discussion of these net amounts as reported in the Consolidated Statements of Financial Position.

Derivative Gains and Losses: Gains or losses (before tax, in thousands) related to the Company’s derivative instruments for the fiscal years ended October 30, 2016, and October 25, 2015, were as follows:

	Gain/(Loss) Recognized			Gain/(Loss) Reclassified		Gain/(Loss) Recognized
	in AOCL			from AOCL into Earnings		in Earnings
	(Effective Portion)(1)			(Effective Portion)(1)		(Ineffective Portion)(2)(4)
	Fiscal Year Ended			Fiscal Year Ended		Fiscal Year Ended
	October 30,	October 25,	Location on Consolidated	October 30,	October 25,	October 30,	October 25,
Cash Flow Hedges:	2016	2015	Statements of Operations	2016	2015	2016	2015
Commodity contracts	$ 6,852	$ 3,409	Cost of products sold	$ (1,310)	$ (12,369)	$ (14,591)	$ (6,127)

		Gain/(Loss)		Gain/(Loss)
		Recognized in Earnings		Recognized in Earnings
		(Effective Portion)(3)		(Ineffective Portion)(2)(5)
		Fiscal Year Ended		Fiscal Year Ended
	Location on Consolidated	October 30,	October 25,	October 30,	October 25,
Fair Value Hedges:	Statements of Operations	2016	2015	2016	2015
Commodity contracts	Cost of products sold	$ 1,796	$ (4,297)	$ 4,849	$ 2,547

		Gain/(Loss)
		Recognized in Earnings
		Fiscal Year Ended
Derivatives Not	Location on Consolidated	October 30,	October 25,
Designated as Hedges:	Statements of Operations	2016	2015
Commodity contracts	Cost of products sold	$ (796)	$ (269)

(1)	Amounts represent gains or losses in AOCL before tax. See Note J for the after tax impact of these gains or losses on net earnings.

(2)

There were no gains or losses excluded from the assessment of hedge effectiveness during the fiscal year. Fiscal years 2016 and 2015 include the mark-to-market impact on certain corn futures contracts which resulted from a temporary suspension of hedge accounting due to market volatility.

(3)

Amounts represent losses on commodity contracts designated as fair value hedges that were closed during the fiscal year, which were offset by a corresponding gain on the underlying hedged purchase commitment. Additional gains or losses related to changes in the fair value of open commodity contracts, along with the offsetting gain or loss on the hedged purchase commitment, are also marked-to-market through earnings with no impact on a net basis.

(4)	There were no gains or losses resulting from the discontinuance of cash flow hedges during the fiscal year.

(5)	There were no gains or losses recognized as a result of a hedged firm commitment no longer qualifying as a fair value hedge during the fiscal year.